Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management
Schedule of maturity analysis of contract obligation for the construction of the newbuilds vessels

	Less than	Between	Between
Millions	1 year	1 and 2 years	2 and 5 years	Total
2024
Obligation in USD	651	496	195	1,342
Obligation in USD (in EUR)	626	476	188	1,290

Obligation in EUR	65	40	—	105
Total obligations (in EUR)	6,911	516	188	1,395
2023
Obligation in USD	328	833	180	1,341
Obligation in USD (in EUR)	296	752	163	1,211

Obligation in EUR	69	99	6	174
Total obligations (in EUR)	365	851	169	1,385
2022
Obligation in USD	—	197	619	816
Obligation in USD (in EUR)	—	187	588	775

Obligation in EUR	13	69	105	187
Total obligations (in EUR)	13	256	693	962

Schedule of disclosure of the Group's current facilities

As of 31 December 2024				Committed (EUR millions)			Related derivatives contracts
								IRS nominal
EUR Millions	Interest rate	Maturity	Covenants	Utilised	Repayments	Unutilised	Average IRS rate	(EUR millions)
Secured
Green Corporate Facility (RCF + term loan)	3 months EURIBOR + 2% - 2.75%	2031	Yes - refer to page 213	262	(6)	188	2.7%	247
Green Corporate Facility - Guarantee	0.80% - 1.20%	2026		119	—	81
Total Green Corporate Facility				381	(6)	269
P-Class Facility¹	3 months EURIBOR + 1.5%	2035	Yes - refer to page 213	210	(4)	211	3.0%	105.1
M-Class Facility I & II	3 months EURIBOR + 2.5%	2035	Yes - refer to page 213	—	—	420
Unsecured
HoldCo Facility	3 months EURIBOR + 4%	2028	Yes - refer to page 213	125	—	—
Total (excluding Guarantee facility)				5972	(10)	819
1For the P-Class Facility, up to EUR 425 million, EUR 214 million was available for Wind Peak of which EUR 210 million has been utilised and the remaining EUR 4 million lapsed.
2The difference between EUR 597 million and the carrying amount of EUR 571 million is mainly related to interest and fees.

Schedule of analysis of maturity profile of the financial liabilities of the Company based on contractual undiscounted cash flows

	Less than	Between	Between
EUR’000	1 year	1 and 2 years	2 and 5 years	Total
2024
Trade and other payables	43,595	—	—	43,595
Payables to Related parties	223	—	—	223
Lease liabilities	1,274	2,337	7,360	10,971
Debt to credit institutions	31,163	54,339	485,515	571,017
Derivatives	209	—	16,205	16,414
	76,464	56,676	509,080	642,220
2023
Trade and other payables	32,636	—	—	32,636
Payables to Related parties	162	—	—	162
Lease liabilities	601	392	—	993
Debt to credit institutions	799	—	204,773	205,572
Derivatives	4,004	5,683	12,274	21,961
	38,202	6,075	217,047	261,324
2022
Trade and other payables	8,822	—	—	8,822
Payables to Related parties	89	—	—	89
Lease liabilities	279	—	—	279
Debt to credit institutions	772	—	114,230	115,002
Derivatives	—	1,821	287	2,108
	9,962	1,821	114,517	126,300

Schedule of changes in lease liabilities and change in debts to credit institutes during the year

EUR’000	2024	2023	2022
Debt to credit institutions at 1 January	(205,572)	(115,002)	(73,075)
Overdraft facility drawn	—	—	(16,067)
Loans repayment	10,630	115,000	65,000
Overdraft repayment	—	—	25,065
New loan	(385,234)	(211,934)	(115,000)
New loan fees	11,100	8,262	1,541
New loan interest	(3,303)	—	—
Non cash interest	1,362	—	—
Write off of loan fees	—	(1,898)	(923)
Others	—	—	(1,543)
Debt to credit institutions at 31 December 2024	(571,017)	(205,572)	(115,002)

Schedule of fair value of derivatives

EUR’000	2024	2023	2022
Derivative assets measured at fair value
Interest from IRS recycled through OCI	228	—	—
Interest rate swap	1,287	338	3,013
FX forward contracts	6,849	—	—
FX Option collars	4,764	—	—
Time value of FX Option collars through OCI	5,340	—	—
Derivatives ineffective hedges	—	—	363
Total derivative assets	18,468	338	3,376
Derivative liabilities measured at fair value
Interest rate swap	16,231	11,789	287
FX forward contracts	—	5,338	1,821
FX Option collars	—	810	—
Time value of FX Option collars through OCI	209	3,621	—
Derivatives ineffective hedges	(26)	403	—
Total derivative liabilities	16,414	21,961	2,108